Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets:
Goodwill	$ 968	$ 968
Intangible assets	1,488	1,965
Property, plant and equipment	1,107	1,301
Right-of-use assets	1,545	357
Non-current receivables	73	87
Total non-current assets	5,181	4,678
Current assets:
Prepaid expenses	986	851
Inventory	4,447	1,234
Accounts receivable, other	929	703
Accounts receivable, trade	1,349	801
Cash and cash equivalents	16,124	33,759
Total current assets	23,835	37,348
Total assets	29,016	42,026
Equity and liabilities
Share capital (NOK 0.15 par value per share, 1,166,326,584 and 1,010,388,454 shares issued and outstanding at December 31, 2022 and 2021, respectively)	22,762	20,410
Share premium	4,036	9,452
Share-based payment reserve	23,576	21,414
Foreign currency translation effects	(11,632)	(12,312)
Capital reduction reserves	287,500	269,500
Accumulated loss	(303,401)	(270,739)
Total equity	22,841	37,725
Non-current liabilities:
Non-current lease liabilities	1,142	11
Total non-current liabilities	1,142	11
Current liabilities:
Accounts Payable	1,540	685
Current lease liabilities	402	362
Public duties payable	394	393
Other current liabilities	2,697	2,850
Total current liabilities	5,033	4,290
Total liabilities	6,175	4,301
Total equity and liabilities	$ 29,016	$ 42,026